Issued Capital and Reserves - Additional Information (Detail) - RUB (₽) ₽ / shares in Units, ₽ in Thousands							1 Months Ended	12 Months Ended
	Dec. 16, 2021	Jun. 25, 2021	Jun. 30, 2020	Jun. 28, 2019	Jun. 14, 2019	Jan. 01, 2008	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2020	Dec. 30, 2019	Dec. 26, 2019	Dec. 25, 2019	Dec. 24, 2019	Dec. 23, 2019	Dec. 20, 2019
Disclosure of classes of share capital [line items]
Number of shares outstanding								404,776,126	404,776,126	415,251,749	415,251,749	415,556,251	415,756,171	415,881,411	416,005,348	416,119,371	416,270,745
Percentage of withholding tax dividends for residents								13.00%
Percentage of withholding tax dividends for non residents								15.00%
Percentage of withholding tax rate for intercompany dividends						0.00%
Description of withholding tax rate on intercompany dividend								Effective January 1, 2008, intercompany dividends may be subject to a withholding tax of 0% if at the date of dividends declaration, the dividend-recipient Russian company held a controlling (not less than 50%) interest in the share capital of the company (Russian or foreign) of the dividend payer for a period of at least 365 days and the residence of the dividend distribution foreign company is not included into the Ministry of Finance offshore list.
Dividends declared to non-controlling interest	₽ 19,000				₽ 30			₽ 19,000
Dividends declared to shareholders of Mechel PAO, per preferred share		₽ 1.17	₽ 3.48	₽ 18.21
Reacquisition of own shares value									₽ 844,000	₽ 63,000
Sale of preferred shares kept as stock value										63,000
Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of controlling interest in the share capital of the company (Russian or foreign) of the dividend payer						50.00%
Subsidiary one [member]
Disclosure of classes of share capital [line items]
Carrying value of acquired non-controlling interests									1,161,000
Consideration transferred, acquisition-date fair value									₽ 267,000
Percentage of ownership interest sold									3.76%
Subsidiary two [member]
Disclosure of classes of share capital [line items]
Carrying value of acquired non-controlling interests									₽ 174,000
Consideration transferred, acquisition-date fair value									₽ 65,000
Percentage of ownership interest sold									0.79%
Subsidiary three [member]
Disclosure of classes of share capital [line items]
Percentage of Group's subsidiaries shares acquired from NCI									0.23%
Consideration paid to third parties for acquired ownership shares in Group's subsidiaries									₽ 20,900
Equity attributable to shareholders of Mechel PAO [member]
Disclosure of classes of share capital [line items]
Effect of change in ownership of subsidiaries within the Group									(1,024,000)
Reacquisition of own shares value									₽ 844,000	63,000
Sale of preferred shares kept as stock value										₽ 63,000
Dividends declared to shareholders of Mechel PAO, third parties		₽ 98,200	₽ 292,200	₽ 1,516,000
Dividends declared to shareholders of Mechel PAO including dividends to Group subsidiaries owners of shares		₽ 162,300	₽ 482,900	₽ 2,527,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued								(11,494,619)	(11,494,619)	(1,018,996)
Number of common shares reaquired							10,804,058		10,475,623	1,018,996
Number of shares outstanding								11,494,619	11,494,619
Reacquisition of own shares value							₽ 870,000		₽ 844,000	₽ 63,000
Common shares [member]
Disclosure of classes of share capital [line items]
Nominal value of shares								₽ 10
Number of additional common shares authorized to issue								81,698,341	81,698,341	81,698,341
Number of shares issued								416,270,745
Reacquisition price for own shares							₽ 80.57
Preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares									138,756,915
Nominal value of shares									₽ 10
Percentage of preferred shares in share capital								25.00%
Percentage of dividend yield paid per one preferred share								20.00%
Number of shares issued								138,756,915
Outstanding and fully paid preferred shares								83,963,279	83,963,279
Preferred shares [member] | Subsidiary one [member]
Disclosure of classes of share capital [line items]
Number of shares								54,793,636	54,793,636
Preferred shares [member] | Equity attributable to shareholders of Mechel PAO [member]
Disclosure of classes of share capital [line items]
Sale of preferred shares kept as stock shares										709,130
Sale of preferred shares kept as stock value										₽ 63,000